Property, plant and equipment (Details) - CNY (¥)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2023
Property, plant and equipment
Balance, at beginning of the period		¥ 1,436,939,000
Charge for the year	¥ (285,241,000)	(1,206,305,000)	¥ (808,694,000)	¥ (391,167,000)
Balance, at end of the period		2,109,385,000	1,436,939,000
Cost:
Property, plant and equipment
Balance, at beginning of the period		1,809,345,000	990,348,000
Acquisitions through business combination		20,824,000
Additions		1,009,194,000	846,251,000
Disposals		(74,651,000)	(34,538,000)
Exchange adjustments		(9,686,000)	7,284,000
Balance, at end of the period	990,348,000	2,755,026,000	1,809,345,000
Accumulated amortization:
Property, plant and equipment
Balance, at beginning of the period		(338,998,000)	(194,833,000)
Charge for the year		(270,000,000)	(157,214,000)
Written back on disposals		17,490,000	17,896,000
Exchange adjustments		4,699,000	(4,847,000)
Balance, at end of the period	(194,833,000)	(586,809,000)	(338,998,000)
Impairment:
Property, plant and equipment
Balance, at beginning of the period		(33,408,000)	(26,209,000)
Addition		(35,499,000)	(8,846,000)
Written back on disposals		8,752,000	1,662,000
Exchange adjustments		1,323,000	(15,000)
Balance, at end of the period	(26,209,000)	(58,832,000)	(33,408,000)
Apartments
Property, plant and equipment
Balance, at beginning of the period		213,754,000
Balance, at end of the period		203,972,000	213,754,000
Apartments | Cost:
Property, plant and equipment
Balance, at beginning of the period		242,639,000	242,639,000
Disposals		(6,738,000)
Balance, at end of the period	242,639,000	235,901,000	242,639,000
Apartments | Accumulated amortization:
Property, plant and equipment
Balance, at beginning of the period		(28,885,000)	(20,607,000)
Charge for the year		(8,076,000)	(8,278,000)
Written back on disposals		5,032,000
Balance, at end of the period	(20,607,000)	(31,929,000)	(28,885,000)
Leasehold improvements
Property, plant and equipment
Balance, at beginning of the period		505,786,000
Balance, at end of the period		791,927,000	505,786,000
Leasehold improvements | Cost:
Property, plant and equipment
Balance, at beginning of the period		712,488,000	226,283,000
Additions		273,789,000	139,312,000
Transfer from construction in progress		267,709,000	353,298,000
Disposals		(44,538,000)	(12,810,000)
Exchange adjustments		(2,616,000)	6,405,000
Balance, at end of the period	226,283,000	1,206,832,000	712,488,000
Leasehold improvements | Accumulated amortization:
Property, plant and equipment
Balance, at beginning of the period		(180,099,000)	(69,363,000)
Charge for the year		(190,226,000)	(109,297,000)
Written back on disposals		10,655,000	3,703,000
Exchange adjustments		1,092,000	(5,142,000)
Balance, at end of the period	(69,363,000)	(358,578,000)	(180,099,000)
Leasehold improvements | Impairment:
Property, plant and equipment
Balance, at beginning of the period		(26,603,000)	(21,919,000)
Addition		(33,866,000)	(5,801,000)
Written back on disposals		3,039,000	1,662,000
Exchange adjustments		1,103,000	(545,000)
Balance, at end of the period	(21,919,000)	(56,327,000)	(26,603,000)
Office equipment
Property, plant and equipment
Balance, at beginning of the period		37,549,000
Balance, at end of the period		43,758,000	37,549,000
Office equipment | Cost:
Property, plant and equipment
Balance, at beginning of the period		79,827,000	61,838,000
Acquisitions through business combination		20,824,000
Additions		13,531,000	32,187,000
Disposals		(10,677,000)	(12,200,000)
Exchange adjustments		(236,000)	(1,998,000)
Balance, at end of the period	61,838,000	103,269,000	79,827,000
Office equipment | Accumulated amortization:
Property, plant and equipment
Balance, at beginning of the period		(40,770,000)	(37,543,000)
Charge for the year		(17,905,000)	(12,211,000)
Written back on disposals		635,000	8,343,000
Exchange adjustments		37,000	641,000
Balance, at end of the period	(37,543,000)	(58,003,000)	(40,770,000)
Office equipment | Impairment:
Property, plant and equipment
Balance, at beginning of the period		(1,508,000)	(1,658,000)
Exchange adjustments			150,000
Balance, at end of the period	(1,658,000)	(1,508,000)	(1,508,000)
Store operating equipment
Property, plant and equipment
Balance, at beginning of the period		34,467,000
Balance, at end of the period		36,747,000	34,467,000
Store operating equipment | Cost:
Property, plant and equipment
Balance, at beginning of the period		72,389,000	49,831,000
Additions		24,137,000	24,352,000
Transfer from construction in progress		3,000,000
Disposals		(7,211,000)	(3,619,000)
Exchange adjustments		(291,000)	1,825,000
Balance, at end of the period	49,831,000	92,024,000	72,389,000
Store operating equipment | Accumulated amortization:
Property, plant and equipment
Balance, at beginning of the period		(32,625,000)	(24,001,000)
Charge for the year		(22,367,000)	(8,363,000)
Written back on disposals		559,000	85,000
Exchange adjustments		153,000	(346,000)
Balance, at end of the period	(24,001,000)	(54,280,000)	(32,625,000)
Store operating equipment | Impairment:
Property, plant and equipment
Balance, at beginning of the period		(5,297,000)	(2,632,000)
Addition		(1,633,000)	(3,045,000)
Written back on disposals		5,713,000
Exchange adjustments		220,000	380,000
Balance, at end of the period	(2,632,000)	(997,000)	(5,297,000)
Motor vehicles
Property, plant and equipment
Balance, at beginning of the period		2,804,000
Balance, at end of the period		3,800,000	2,804,000
Motor vehicles | Cost:
Property, plant and equipment
Balance, at beginning of the period		5,428,000	3,369,000
Additions		3,818,000	2,067,000
Disposals		(346,000)
Exchange adjustments		(14,000)	(8,000)
Balance, at end of the period	3,369,000	8,886,000	5,428,000
Motor vehicles | Accumulated amortization:
Property, plant and equipment
Balance, at beginning of the period		(2,624,000)	(2,167,000)
Charge for the year		(2,512,000)	(457,000)
Written back on disposals		12,000
Exchange adjustments		38,000
Balance, at end of the period	(2,167,000)	(5,086,000)	(2,624,000)
Moulds
Property, plant and equipment
Balance, at beginning of the period		12,791,000
Balance, at end of the period		17,583,000	12,791,000
Moulds | Cost:
Property, plant and equipment
Balance, at beginning of the period		66,786,000	50,903,000
Additions		13,665,000	21,792,000
Transfer from construction in progress		23,584,000
Disposals		(5,141,000)	(5,909,000)
Exchange adjustments		(2,378,000)
Balance, at end of the period	50,903,000	96,516,000	66,786,000
Moulds | Accumulated amortization:
Property, plant and equipment
Balance, at beginning of the period		(53,995,000)	(41,152,000)
Charge for the year		(28,914,000)	(18,608,000)
Written back on disposals		597,000	5,765,000
Exchange adjustments		3,379,000
Balance, at end of the period	(41,152,000)	(78,933,000)	(53,995,000)
Construction in progress
Property, plant and equipment
Balance, at beginning of the period		629,788,000
Balance, at end of the period		1,011,598,000	629,788,000
Construction in progress | Cost:
Property, plant and equipment
Balance, at beginning of the period		629,788,000	355,485,000
Additions		680,254,000	626,541,000
Transfer from construction in progress		(294,293,000)	(353,298,000)
Exchange adjustments		(4,151,000)	1,060,000
Balance, at end of the period	¥ 355,485,000	1,011,598,000	629,788,000
Leasehold improvements and store operating equipment | Self operated stores
Property, plant and equipment
Balance, at beginning of the period		475,771,000
Balance, at end of the period		¥ 753,371,000	¥ 475,771,000